ACCOUNTING POLICIES (Details) R in Millions						2 Months Ended	12 Months Ended
	Feb. 21, 2018	Aug. 29, 2017	Jun. 14, 2017 ZAR (R) shares	Jun. 13, 2017	Oct. 19, 2016 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2017 ZAR (R) region item shares	Dec. 31, 2015 ZAR (R)
Accounting policies
Number of regions | region							2
Deferred tax liabilities						R 7,223.6	R 10,290.8	R 5,413.0
Raised net capital			R 12,962.5				R 12,932.4
Right shares issued | shares			1,195,787,294				1,195,787,294
Share rights issuance ratio			128.5714%				128.5714%
Rights issue bonus				153.00%
Capitalisation issuance ratio		0.02					0.02
US Region/ Stillwater2
Accounting policies
Number of exploration stage projects | item							2
Mimosa
Accounting policies
Proportion of ownership interest in associate							50.00%
Mimosa | Zimbabwe
Accounting policies
Proportion of ownership interest in joint operation							50.00%
Newshelf 1335 Proprietary Limited | Rustenburg Mine Employees Trust
Accounting policies
Percentage of stake held					30.40%
Newshelf 1335 Proprietary Limited | Rustenburg Mine Community Development Trust
Accounting policies
Percentage of stake held					24.80%
Newshelf 1335 Proprietary Limited | Bakgatla Ba Kgafela Investment Holdings
Accounting policies
Percentage of stake held					24.80%
Newshelf 1335 Proprietary Limited | Siyanda Resources Proprietary Limited
Accounting policies
Percentage of stake held					20.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary | North West Province
Accounting policies
Proportion of ownership interest in subsidiary							91.70%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary | Newshelf 1335 Proprietary Limited
Accounting policies
Percentage of voting equity interests acquired					26.00%
Kroondal Mine
Accounting policies
Proportion of ownership interest in joint operation							50.00%
Kroondal Mine | South Africa
Accounting policies
Proportion of ownership interest in joint operation							50.00%
Rustenburg Operations Acquisition
Accounting policies
Percentage of voting equity interests acquired					88.40%
Decrease in deferred tax expense						41.1
Increase in royalty						R 20.0
Net deferred tax liabilities | Rustenburg Operations Acquisition
Accounting policies
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration					R 249.4
Potential ordinary share transactions [member]
Accounting policies
Capitalisation issuance ratio	0.04